Note 28 - Analysis of Changes in Financing During the Year	12 Months Ended
Dec. 31, 2018
Analysis of Changes in Financing During the Year Abstract
Disclosure of Analysis of Changes in Financing During the Year

28. Analysis of changes in financing during the year

The following chart provides a reconciliation between the opening and closing balances for liabilities arising from financing activities:

	December 31, 2018	December 31, 2017
Debt securities issued
Opening balance	3,030,411	3,291,323
Capital inflows	804,490	1,623,548
Capital outflows	(580,525)	(1,335,076)
Interests and adjustments accrued	883,589	538,291
Interests paid	(796,607)	(564,244)
Inflation effect on debt securities issued	(867,668)	(523,431)
Closing balance	2,473,690	3,030,411